Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INCOME TRUST
CIK	dei_EntityCentralIndexKey	0000747677
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 31, 2014
Effective Date	dei_DocumentEffectiveDate	Nov. 03, 2014
Prospectus Date	rr_ProspectusDate	Nov. 03, 2014